Delaware Wilshire Private Markets Fund
Schedule of Investments
December 31, 2022 (Unaudited)

Master Fund — 98.6%
	Geographic
Description	Region	Shares	Fair Value
Delaware Wilshire Private Markets Master Fund, Class Institutional	North America	2,404,241	$26,302,394
Total Master Fund (Cost — $25,029,486)			26,302,394

Short Term Investment — 1.1%
	Geographic
Description	Region	Shares	Fair Value
First American Government Obligations Fund, Class X 4.030%**	North America	305,993	305,993
Total Short Term Investment (Cost — $305,993)			305,993
Total Investments — 99.7% (Cost — $25,335,479)			$26,608,387
Other Assets and Liabilities, Net — 0.3%			73,476
Net Assets — 100.0%			$26,681,863

** The rate reported is the 7-day effective yield as of December 31, 2022.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DWP-QH-001-0400

Delaware Wilshire Private Markets Master Fund
Schedule of Investments
December 31, 2022 (Unaudited)

Primary Private Fund Investments — 72.2%
		Geographic Region			Unfunded Portion of Commitment
Description	Initial
	Acquisition Date		Industry	Commitment		Shares	Fair Value
Buhuovc L.P.	3/8/2021	Asia-Pacific	Venture Capital	$6,500,000	$1,052,472	(A)	$8,682,446
H.I.G. Bayside Loan Opportunity Feeder VI	12/8/2020	North America	Distressed Debt	4,000,000	2,927,384	(A)	2,322,958
Linden Structured Capital Fund L.P.	12/18/2020	North America	Buyout	6,500,000	796,625	(A)	6,976,571
RCP MB Investments B, L.P.	12/26/2021	North America	Buyout	1,000,000	—	(A)	999,740
Total Primary Private Fund Investments (Cost — $15,833,734)							18,981,715

Secondary Private Fund Investments — 25.2%
		Geographic Region			Unfunded Portion of Commitment
Description	Initial
	Acquisition Date		Industry	Commitment		Shares	Fair Value
Basalt Infrastructure Partners II, L.P.	11/17/2020	UK, Europe and US	Infrastructure	6,000,000	1,097,258	(A)	3,856,789
Graphite Capital Partners VII A	7/19/2021	Europe	Buyout	1,044,282	51,707	(A)	133,350
Graphite Capital Partners VII C	7/19/2021	Europe	Buyout	189,872	9,419	(A)	30,146
Graphite Capital Partners VIII B L.P.	7/19/2021	Europe	Buyout	487,374	50,448	(A)	339,893
Graphite Capital Partners VIII D L.P.	7/19/2021	Europe	Buyout	2,781,939	288,700	(A)	2,003,383
Graphite Capital Partners VIII Top Up Fund B L.P.	7/19/2021	Europe	Buyout	1,475,077	95,497	(A)	264,586
Total Secondary Private Fund Investments (Cost — $6,706,248)							6,628,147

Short Term Investment — 12.9%
	Geographic
Description	Region	Shares	Fair Value
First American Government Obligations Fund, Class X 4.030%**	North America	3,392,805		3,392,805
Total Short Term Investment (Cost — $3,392,805)				3,392,805
Total Investments — 110.3% (Cost — $25,932,787)			$	$ 29,002,667
Other Assets and Liabilities, Net — (10.3)%				(2,697,367)
Net Assets — 100.0%				$26,305,300

** The rate reported is the 7-day effective yield as of December 31, 2022.

(A) Investment does not issue shares.

L.P. — Limited Partnership

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

DWP-QH-001-0400